UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              | |; Amendment Number:

This  Amendment  (Check  only  one):  |  | is a restatement |_| adds new holding
                                      entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  $1,561,273
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.  Form 13F File Number            Name

1.   028-13397                       Cobalt Offshore Master Fund LP

2.   028-10572                       Cobalt Partners, L.P.

3.   028-12326                       Cobalt Partners II, L.P.

     ----------------------          ------------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2         COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6       COL 7          COLUMN 8

                                                        VALUE       SHS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT  PRN CALL  DISCRETION      MGRS     SOLE    SHARED  NONE

ACE LTD                      COM              H0023R105  66,061    1,283,244 SH        Shared-defined  1,2,3   1,283,244
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1  007903AN7  28,336   29,000,000 PRN       Shared-defined  1,2,3  29,000,000
ALPHA NATURAL RESOURCES INC  COM              02076X102  23,370      690,000 SH        Shared-defined  1,2,3     690,000
AMERICAN TOWER CORP          CL A             029912201   8,900      200,000 SH        Shared-defined  1,2,3     200,000
APOLLO GROUP INC             CL A             037604105     425       10,000 SH        Shared-defined  1,2,3      10,000
ARVINMERITOR INC             COM              043353101  32,290    2,464,889 SH        Shared-defined  1,2,3   2,464,889
ATLAS ENERGY INC             COM              049298102 116,476    4,302,776 SH        Shared-defined  1,2,3   4,302,776
BARRICK GOLD CORP            COM              067901108  31,787      700,000 SH        Shared-defined  1,2,3     700,000
BMC SOFTWARE INC             COM              055921100  20,085      580,000 SH        Shared-defined  1,2,3     580,000
CABOT OIL & GAS CORP         COM              127097103   1,566       50,000 SH        Shared-defined  1,2,3      50,000
CF INDS HLDGS INC            COM              125269100  49,750      784,086 SH        Shared-defined  1,2,3     784,086
CISCO SYS INC                COM              17275R102   4,262      200,000 SH        Shared-defined  1,2,3     200,000
CLIFFS NATURAL RESOURCES INC COM              18683K101  19,404      411,450 SH        Shared-defined  1,2,3     411,450
CROWN CASTLE INTL CORP       COM              228227104  93,665    2,513,824 SH        Shared-defined  1,2,3   2,513,824
CROWN HOLDINGS INC           COM              228368106   7,512      300,000 SH        Shared-defined  1,2,3     300,000
CVS CAREMARK CORPORATION     COM              126650100  21,859      745,525 SH        Shared-defined  1,2,3     745,525
DANA HOLDING CORP            COM              235825205  27,459    2,745,859 SH        Shared-defined  1,2,3   2,745,859
DENBURY RES INC              COM NEW          247916208   5,856      400,000 SH        Shared-defined  1,2,3     400,000
DEVELOPERS DIVERSIFIED RLTY  NOTE 3.500% 8/1  251591AQ6  22,942   23,500,000 PRN       Shared-defined  1,2,3  23,500,000
DEVELOPERS DIVERSIFIED RLTY  NOTE 3.000% 3/1  251591AS2  13,974   14,700,000 PRN       Shared-defined  1,2,3  14,700,000
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   6,208      145,700 SH        Shared-defined  1,2,3     145,700
DOMTAR CORP                  COM NEW          257559203  14,285      290,631 SH        Shared-defined  1,2,3     290,631
E TRADE FINANCIAL CORP       COM NEW          269246401   3,391      286,900 SH        Shared-defined  1,2,3     286,900
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140   7,593      481,160 SH        Shared-defined  1,2,3     481,160
EOG RES INC                  COM              26875P101   1,967       20,000 SH        Shared-defined  1,2,3      20,000
EXPRESS SCRIPTS INC          COM              302182100   4,702      100,000 SH        Shared-defined  1,2,3     100,000
GRAFTECH INTL LTD            COM              384313102  10,128      692,772 SH        Shared-defined  1,2,3     692,772
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   3,453      365,000 SH        Shared-defined  1,2,3     365,000
INTEL CORP                   COM              458140100  36,150    1,858,627 SH        Shared-defined  1,2,3   1,858,627
INTERNATIONAL BUSINESS MACHS COM              459200101  30,673      248,406 SH        Shared-defined  1,2,3     248,406
INTL PAPER CO                COM              460146103  49,644    2,193,736 SH        Shared-defined  1,2,3   2,193,736
JO-ANN STORES INC            COM              47758P307  16,620      443,072 SH        Shared-defined  1,2,3     443,072
JPMORGAN CHASE & CO          COM              46625H100  39,495    1,078,800 SH        Shared-defined  1,2,3   1,078,800
KKR FINANCIAL HLDGS LLC      COM              48248A306  58,218    7,804,076 SH        Shared-defined  1,2,3   7,804,076
KKR FINANCIAL HLDGS LLC      NOTE 7.500% 1/1  48248AAD0  26,123   22,940,000 PRN       Shared-defined  1,2,3  22,940,000
KKR FINANCIAL HLDGS LLC      NOTE 7.000% 7/1  48248AAB4  21,169   21,275,000 PRN       Shared-defined  1,2,3  21,275,000
LEAR CORP                    COM NEW          521865204  46,536      702,963 SH        Shared-defined  1,2,3     702,963
LENNAR CORP                  CL A             526057104   8,975      645,200 SH        Shared-defined  1,2,3     645,200
LINCOLN NATL CORP IND        COM              534187109  22,092      909,528 SH        Shared-defined  1,2,3     909,528
LOUISIANA PAC CORP           COM              546347105   1,338      200,000 SH        Shared-defined  1,2,3     200,000
LOWES COS INC                COM              548661107  26,736    1,309,300 SH        Shared-defined  1,2,3   1,309,300
MASTERCARD INC               CL A             57636Q104  39,626      198,596 SH        Shared-defined  1,2,3     198,596
MCKESSON CORP                COM              58155Q103  10,074      150,000 SH        Shared-defined  1,2,3     150,000
MFA FINANCIAL INC            COM              55272X102   4,977      672,554 SH        Shared-defined  1,2,3     672,554
MGIC INVT CORP WIS           COM              552848103     179       26,000 SH        Shared-defined  1,2,3      26,000
MICROSOFT CORP               COM              594918104  13,806      600,000 SH        Shared-defined  1,2,3     600,000
NAVISTAR INTL CORP NEW       COM              63934E108  29,943      608,598 SH        Shared-defined  1,2,3     608,598
ORACLE CORP                  COM              68389X105  17,168      800,000 SH        Shared-defined  1,2,3     800,000
OWENS ILL INC                COM NEW          690768403  37,452    1,415,946 SH        Shared-defined  1,2,3   1,415,946
PALL CORP                    COM              696429307   9,967      290,000 SH        Shared-defined  1,2,3     290,000
PENN VA CORP                 NOTE 4.500%11/1  707882AA4  15,754   17,000,000 PRN       Shared-defined  1,2,3  17,000,000
PEOPLES UNITED FINANCIAL INC COM              712704105   5,948      440,588 SH        Shared-defined  1,2,3     440,588
PETROHAWK ENERGY CORP        COM              716495106  36,441    2,147,400 SH        Shared-defined  1,2,3   2,147,400
PMI GROUP INC                COM              69344M101   2,890    1,000,000 SH        Shared-defined  1,2,3   1,000,000
PNC FINL SVCS GROUP INC      COM              693475105  20,058      355,000 SH        Shared-defined  1,2,3     355,000
PROLOGIS                     NOTE 2.250% 4/0  743410AQ5  12,120   13,000,000 PRN       Shared-defined  1,2,3  13,000,000
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297  27,320      770,000 SH        Shared-defined  1,2,3     770,000
RANGE RES CORP               COM              75281A109   2,680       66,759 SH        Shared-defined  1,2,3      66,759
SLM CORP                     COM              78442P106   4,156      400,000 SH        Shared-defined  1,2,3     400,000
SMUCKER J M CO               COM NEW          832696405   3,011       50,000 SH        Shared-defined  1,2,3      50,000
SPDR GOLD TRUST              GOLD SHS         78463V107  52,202      429,013 SH        Shared-defined  1,2,3     429,013
STEEL DYNAMICS INC           COM              858119100   1,675      126,968 SH        Shared-defined  1,2,3     126,968
TYCO INTERNATIONAL LTD       SHS              H89128104  31,137      883,807 SH        Shared-defined  1,2,3     883,807
UAL CORP                     NOTE 4.500% 6/3  902549AH7  11,654   12,000,000 PRN       Shared-defined  1,2,3  12,000,000
UAL CORP                     COM NEW          902549807  28,246    1,373,838 SH        Shared-defined  1,2,3   1,373,838
UNION PAC CORP               COM              907818108  25,468      366,400 SH        Shared-defined  1,2,3     366,400
VALE S A                     ADR REPSTG PFD   91912E204  36,310    1,727,414 SH        Shared-defined  1,2,3   1,727,414
WALTER ENERGY INC            COM              93317Q105  34,571      568,132 SH        Shared-defined  1,2,3     568,132
WYNDHAM WORLDWIDE CORP       COM              98310W108  14,965      743,059 SH        Shared-defined  1,2,3     743,059



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